COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES - GE Retirement Savings Plan Class Actions (Details)	Dec. 31, 2022 lawsuit
GE retirement savings plan class actions
Loss Contingencies [Line Items]
Number of putative class actions	4